Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Medical equipment	$ 737	$ 737
Office furniture and equipment	55	55
Computer software and electronic equipment	75	75
Leasehold improvements	236	235
Property and equipment, gross	1,103	1,102
Less - Accumulated depreciation	(1,103)	(1,019)
Net book value		$ 83